New Standards And Interpretations - Schedule of Significant Effects of Adopting IFRS 16 (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Prepayments			$ 1,081	$ 1,140
Lease assets			0	66
Right-of-use assets	$ 3,248	$ 3,735	3,801	0
Prepaid land lease payments			0	978
Total affected assets			4,882	2,184
Liabilities
Financial lease liabilities - current			406	44
Financial lease liabilities - non-current			2,382	46
Total affected liabilities			2,788	$ 90
Effect of Adoption of New Standards [Member]
Assets
Prepayments			(59)
Lease assets			(66)
Right-of-use assets			3,801
Prepaid land lease payments			(978)
Total affected assets			2,698
Liabilities
Financial lease liabilities - current			362
Financial lease liabilities - non-current			2,336
Total affected liabilities			$ 2,698